Summary of RSU and PSU Activity (Detail) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	669,171
Granted	269,875
Forfeited	(3,981)
Outstanding at ending of period	935,065
Weighted Average Fair Value
Outstanding at beginning of period	$ 39.78
Granted	68.07
Forfeited	31.49
Outstanding at end of period	$ 47.24
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 19 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	1,038,996
Granted	378,804
Shares vested	(222,805)
Forfeited	(39,677)
Outstanding at ending of period	1,155,318
Weighted Average Fair Value
Outstanding at beginning of period	$ 35.19
Granted	66.85
Shares vested	25.36
Forfeited	39.26
Outstanding at end of period	$ 47.32
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 11 months 1 day